Accrued Severance Pay, Net (Tables)	12 Months Ended
Dec. 31, 2021
Restructuring and Related Activities [Abstract]
Schedule of amounts accrued and the amounts funded with managers insurance policies
	December 31,
(USD in thousands)	2021	2020
Accrued severance pay	$56	$157
Less – amount funded	—	4
	$56	$153